Other Non-current Liabilities - Schedule of Other Non-current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Other Non Current Liabilities [Abstract]
Deferred income	$ 5	$ 77
Other liabilities (related to business combination) (refer note 7 (c) and 7 (d))	12,438	4,513
Total	$ 12,443	$ 4,590